As filed with the Securities and Exchange Commission on February 17, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-09088)

Empiric Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX 78730
(Address of principal executive offices) (Zip code)

Mark A. Coffelt
6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX 78730
(Name and address of agent for service)

800-880-0324
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2009

Date of reporting period:  12/31/2008

Item 1. Schedule of Investments.

Empiric Core Equity Fund
Schedule of Investments
December 31, 2008 (Unaudited)

		Market
	Shares	Value
COMMON STOCKS - 90.51%
Consumer Discretionary - 7.31%
Apparel Retail - 0.47%
The Buckle Inc.	9,000	$196,380

Apparel, Accessories & Luxury Goods - 1.67%
True Religion Apparel, Inc. *	18,000	223,920
Unifirst Corp.	16,000	475,040
		698,960
Automotive Retail - 1.44%
Advance Auto Parts, Inc.	18,000	605,700

Footwear - 0.73%
Nike, Inc.	6,000	306,000

Leisure Products - 0.89%
Callaway Golf Co.	40,000	371,600

Restaurants - 2.11%
Yum! Brands, Inc.	28,000	882,000
Total Consumer Discretionary (Cost $3,045,034)		3,060,640

Consumer Staples - 7.61%
Distillers & Vintners - 1.96%
Diageo - ADR ^	14,462	820,574

HyperMarkets & Super Centers - 2.41%
Wal-Mart Stores, Inc.	18,000	1,009,080

Packaged Foods & Meats - 0.05%
Omega Protein Corp. *	5,107	20,479

Soft Drinks - 3.19%
Coca Cola Hellenic Bottling Co. SA^	18,000	260,280
Coca-Cola Femsa S.A.B. de C.V. - ADR ^	24,718	1,075,480
		1,335,760
Total Consumer Staples (Cost $3,230,304)		3,185,893

Energy - 5.15%
Oil & Gas Drilling - 0.47%
ENSCO International, Inc.	7,000	198,730

Oil & Gas Equipment & Services - 0.63%
Boots & Coots International Well Control, Inc. *	222,411	262,445

Oil & Gas Exploration & Production - 3.69%
Dorchester Minerals LP	20,000	317,400
Encana Corp. ^	12,000	557,760
Nexen, Inc. ^	38,000	668,040
		1,543,200
Oil & Gas Storage & Transportation - 0.36%
Atlas Pipeline Partners LP	25,200	151,200
Total Energy (Cost $3,196,415)		2,155,575

Financials - 1.35%
Life & Health Insurance - 0.49%
UnumProvident Corp.	11,000	204,600

Thrifts & Mortgage Finance - 0.86%
Berkshire Hills Bancorp, Inc.	11,629	358,871
Total Financials (Cost $521,070)		563,471

Health Care - 26.81%
Health Care Equipment - 6.42%
Baxter International, Inc.	17,000	911,030
Exactech, Inc. *	10,736	180,794
Medtronic, Inc.	19,000	596,980
Stryker Corp.	16,200	647,190
Varian Medical Systems, Inc. *	10,000	350,400
		2,686,394
Health Care Services - 3.81%
Bio-Reference Labs, Inc. *	12,280	322,105
Express Scripts, Inc. *	5,000	274,900
Fresenius Med Care AG - ADR ^	17,000	802,060
Inventiv Health, Inc. *	17,000	196,180
		1,595,245
Health Care Supplies - 1.92%
Alcon, Inc. ^	9,000	802,710

Health Care Technology - 0.02%
Computer Programs & Systems, Inc.	300	8,040

Managed Health Care - 0.49%
WellCare Health Plans, Inc. *	16,000	205,760

Pharmaceuticals - 14.15%
Forest Laboratories, Inc. *	17,000	432,990
GlaxoSmithKline Plc - ADR ^	17,000	633,590
Johnson & Johnson	15,000	897,450
Novartis AG - ADR ^	18,000	895,680
Novo-Nordisk AS - ADR ^	19,000	976,410
Pfizer, Inc.	57,000	1,009,470
Schering Plough Corp.	17,000	289,510
Wyeth	21,000	787,710
		5,922,810
Total Health Care (Cost $12,789,892)		11,220,959

Industrials - 23.83%
Aerospace & Defense - 7.03%
Cae, Inc. ^	5,200	34,528
Empresa Brasileira de Aeronautica SA - ADR ^	15,000	243,150
Heico Corp.	10,000	388,300
L-3 Communications Holdings, Inc.	7,000	516,460
Lockheed Martin Corp.	12,000	1,008,960
United Technologies Corp.	14,000	750,400
		2,941,798
Air Freight & Logistics - 0.95%
Expeditors International Washington, Inc.	12,000	399,240

Construction & Engineering - 1.40%
Baker Michael Inc. *	5,000	184,550
Foster Wheeler *^	8,000	187,040
Northwest Pipe Co. *	5,000	213,050
		584,640
Electrical Components & Equipment - 1.51%
Ametek, Inc.	14,000	422,940
Woodward Governor Co.	9,000	207,180
		630,120
Industrial Machinery - 6.43%
Azz, Inc. *	8,000	200,800
Badger Meter, Inc.	7,000	203,140
Danaher Corp.	10,000	566,100
Donaldson Co., Inc.	9,000	302,850
Eaton Corp.	9,000	447,390
EnPro Industries, Inc. *	17,000	366,180
Harsco Corp.	14,000	387,520
L. B. Foster Co. *	7,000	218,960
		2,692,940
Railroads - 5.68%
Burlington Northern Santa Fe Corp.	10,000	757,100
Canadian Pacific Railway Ltd. ^	16,000	537,920
Norfolk Southern Corp.	23,000	1,082,150
		2,377,170

Trucking - 0.83%
Ryder System, Inc.	9,000	349,020
Total Industrials (Cost $11,310,164)		9,974,928

Information Technology - 13.73%
Application Software - 1.46%
Blackbaud, Inc.	25,000	337,500
Factset Research Systems, Inc.	6,200	274,288
		611,788
Communications Equipment - 1.72%
Black Box Corp.	10,000	261,200
Corning, Inc.	48,000	457,440
		718,640
Computer Hardware - 1.63%
International Business Machines Corp.	8,101	681,780

Data Processing & Outsourced Services - 1.32%
Affiliated Computer Services, Inc. *	12,000	551,400

Electrical Components & Equipment - 0.80%
Nidec Corp. - ADR ^	34,000	333,540

Internet Software & Services - 0.45%
AsiaInfo Holdings, Inc. *	16,000	189,440

IT Consulting & Other Services - 3.60%
Accenture Ltd. ^	23,000	754,170
Infosys Technologies Ltd. - ADR ^	10,000	245,700
Satyam Computer Services Ltd. - ADR ^	32,000	289,280
Wipro Ltd. - ADR ^	26,696	217,038
		1,506,188
Semiconductors - 0.51%
IXYS Corp.	26,000	214,760

Systems Software - 2.24%
Ca, Inc.	16,000	296,480
Microsoft Corp.	33,000	641,520
		938,000
Total Information Technology (Cost $7,035,707)		5,745,536

Materials - 1.35%
Industrial Gases - 0.65%
Airgas, Inc.	7,000	272,930

Metal & Glass Containers - 0.70%
Ball Corp.	7,000	291,130
Total Materials (Cost $512,771)		564,060

Telecommunication Services - 0.48%
Integrated Telecommunication Services - 0.48%
Brasil Telecom SA ^	11,150	199,808
Total Telecommunication Services (Cost $374,028)		199,808

Utilities - 2.89%
Electric Utilities - 1.19%
Entergy Corp.	6,000	498,780

Multi-Utilities - 1.70%
National Grid Plc - ADR ^	14,100	711,486
Total Utilities (Cost $1,417,862)		1,210,266
TOTAL COMMON STOCKS (Cost $43,433,247)		$37,881,136
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 3.65%
Money Market Funds - 3.65%
AIM Liquid Assets Portfolio Fund	$336,508	$336,508
Fidelity Institutional Money Market Portfolio	1,191,000	1,191,000
TOTAL SHORT TERM INVESTMENTS (Cost $1,527,508)		$1,527,508
Total Investments (Cost $44,960,755) - 94.16%		$39,408,644
Other Assets in Excess of Liabilities - 5.84%		2,443,530
TOTAL NET ASSETS - 100.00%		$41,852,174

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non-Income Producing
^	Foreign Issued Security

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows**:

	Cost of investments		$44,960,755
	Gross unrealized appreciation		1,184,754
	Gross unrealized depreciation		(6,736,865)
	Net unrealized appreciation		$(5,552,111)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Description		Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices		$ 39,408,644	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 39,408,644	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Empiric Funds, Inc.

By (Signature and Title) /s/Mark A. Coffelt
 Mark A. Coffelt, President

Date  2/6/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Mark A. Coffelt
Mark A. Coffelt,
Chief Executive Officer and Chief Financial Officer

Date  2/6/09